Short Term And Long Term Investments (Summary Of Amortized Costs, Gross Unrealized Gains And Losses And Estimated Fair Values Of Available-For-Sale Marketable Securities) (Details) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 354,991	$ 550,636
Gross unrealized gains	4,697	4,320
Gross unrealized losses	1,557	1,284
Estimated fair value, Total	358,131	553,672
Corporate Debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	201,301	347,114
Gross unrealized gains	3,089	3,402
Gross unrealized losses	1,556	1,189
Estimated fair value, Total	202,834	349,327
U.S. Treasuries [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	18,302	18,075
Gross unrealized gains	1,180	873
Estimated fair value, Total	19,482	18,948
U.S. Government Agency Debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	10,709	32,996
Gross unrealized gains	40	40
Gross unrealized losses	1	51
Estimated fair value, Total	10,748	32,985
Israeli Treasury Bills [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	124,679	152,451
Gross unrealized gains	388	5
Gross unrealized losses		44
Estimated fair value, Total	$ 125,067	$ 152,412